Financial assets at FVTOCI and AFS financial assets_Details of equity securities designated as financial assets at FVTOCI (Details) - KRW (₩)		3 Months Ended	6 Months Ended	12 Months Ended
		Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		₩ 905,779,000,000	₩ 905,779,000,000
Description of reason for disposing of investments in equity instruments designated at fair value through other comprehensive income			The Group disposed equity securities designated as financial assets at FVTOCI in accordance with the resolution of disposal from the creditors' council for the six months ended June 30, 2018.
Fair value of investments in equity instruments designated at fair value through other comprehensive income at date of derecognition		3,974,000,000	₩ 3,974,000,000
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income		(424,000,000)	(424,000,000)	₩ 0
Strategic business partnership
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		737,104,000,000	₩ 737,104,000,000
Description of reason for using presentation alternative			Strategic business partnership
Debt-equity swap
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		168,533,000,000	₩ 168,533,000,000
Description of reason for using presentation alternative			Debt-equity swap
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		₩ 142,000,000	₩ 142,000,000
Description of reason for using presentation alternative	[1]		Others

[1]	Cooperate insurance, etc.